September 30, 2014

Volumetric Fund, Inc.
A No-Load Mutual Fund

Third Quarter
Report 2014

3

Volumetric Fund, Inc.

To our shareholders:

Volumetric Fund's NAV closed out the third quarter at $21.06, up 3.3% from $20.39 since the beginning of the year. This included a 1.8% decline in the third quarter. During these periods we have been slightly behind the Standard & Poor 500 Index, but somewhat ahead of the Dow and NYSE indices.

The following table compares the Fund's overall performance to the major market indices, ever since the introduction of the "Volume and Range" system on 9/1/2000.

	Year to Date	Third Quarter	Since 9/01/00
Volumetric Fund	+ 3.3%	-1.8%	+97.3%
Dow-Jones	+ 2.8	+1.3	+ 51.6
NYSE Index	+ 2.9	- 2.5	+49.6
S&P 500 Index	+ 6.7	+0.6	+29.7

The Standard & Poor 500 index has marginally outperformed Volumetric during the first nine months. This was mostly due to the fact that our average cash position was about 20% during this period. Please note however, as indicated above, since the introduction of the "Volume & Range" system on September 1, 2000, we have significantly outperformed all the market indices.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $264,908, as of September 30, 2014. This is equivalent to a 9.5% compounded growth rate since the Fund's first full year of operation in 1979. The comparative Index table in the adjacent column indicates the historical performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.

COMPARATIVE INDEX TABLE (unaudited)

The following unaudited table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

	Volumetric Index	S&P 500 Index	Dow-Jones Industrials
9/30/14	264,908	204,241	201,504
12/31			
2013	256,464	192,317	196,016
2012	202,839	148,394	154,954
2011	191,523	128,553	144,412
2010	190,622	128,810	136,883
2009	164,687	116,026	121,369
2008	135,347	93,981	102,163
2007	193,237	152,779	154,412
2006	187,400	138,992	145,080
2005	176,228	129,881	133,135
2004	172,799	126,097	133,949
2003	152,246	115,692	129,861
2002	116,682	91,543	103,621
2001	133,167	119,486	124,489
2000	139,355	137,372	133,986
1999	141,866	152,872	148,410
1998	134,918	127,898	114,054
1997	121,987	100,971	98,238
1996	103,189	77,072	80,102
1995	89,336	64,086	63,566
1994	76,104	47,786	47,632
1993	77,839	48,533	46,634
1992	76,311	45,335	41,007
1991	68,902	43,397	39,364
1990	50,963	34,539	32,716
1989	53,743	36,770	34,201
1988	46,349	28,896	26,938
1987	38,637	25,708	24,085
1986	39,225	25,197	23,552
1985	36,524	21,983	19,213
1984	27,696	17,401	15,050
1983	25,963	17,161	15,635
1982	21,876	14,633	13,000
1981	18,712	12,751	10,869
1980	15,991	14,125	11,975
1979	11,630	11,231	10,419
1978	10,000	10,000	10,000

The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PORTFOLIO REVIEW (unaudited)

As noted earlier, during the third quarter, our average cash position was 20%. We purchased 13 new stocks during this period and sold 19. Currently, we have 64 stocks in our portfolio. It includes 43 unrealized gainers and 21 unrealized losers. Our average stock is up 33.5%. At the end of the third quarter, our best performing stock was railcar maker Greenbrier, which almost quadrupled with a 298% gain. Our worst performer was Harsco with an 18% loss.

The following table shows our top ten unrealized gainers, as of September 30, 2014.

	% Gain	% of Total Net Assets
1. Greenbrier	298.6%	3.18%
2. Deckers Outdoor	176.2	2.18
3. Ball Corporation	150.9	1.60
4. Tyson Foods	149.7	0.92
5. Electronic Arts	148.9	1.80
6. Hewlett-Packard	123.9	1.79
7. ITT Corp.	119.7	1.67
8. Cardinal Health	90.9	1.49
9. Pfizer	80.8	1.23
10.Merck	66.9	1.09

Purchases: Brunswick, CA Inc, Charles River Laboratories, Dick's Sporting Goods, Dresser-Rand Group, Hershey, Loew's, MasTec, National Fuel Gas, Olin, Panera Bread, Valspar, and Whirlpool.

Sales: Atmos Energy, Avery Dennison, BJRI Restaurants, Bobe Evans Farms, Cigna Corp., Dolby Laboratories, DR Horton, Freeport McMoran, Fresh Market, Hartford Financial Services, Ingersoll Rand, Interpublic Group, Molson Coors Brewing, Mylan Laboratories, Pep Boys, Pier 1 Imports, Polycom, Resmed, and Twenty First Century Fox. Our most profitable sale was Molson Coors Brewing with a 138% net realized gain.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.

IRA and OTHER NEWS

We would like to remind our traditional IRA shareholders, if they are over 70½ years old, they are required to withdraw a minimum distribution from their IRA account. Please give us a call or contact Principal Trust Company, principaltrust.com, for details.

We also would like to inform you that effective January 1, 2015, your IRA account will have a new custodian. Equity Trust will become successor trustee/custodian of all IRA accounts.

Volumetric Fund will declare its annual dividend and capital gain distributions in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in December.

UPDATE AND OUTLOOK

The stock market opened in a sharply volatile and depressed fashion during the first nine days of October. For example, as of October 9, all the main market indices declined 2-3% since the end of the third quarter. Our NAV was down 2.4% to $20.55 in the same period. As a defensive measure we have gradually increased our cash position from 26.2% to 32.7% since September 30.

Historically, Octobers have been volatile times for stocks. A big drop in October is not that unusual. On the other hand, in November the stock market typically enters a seasonally strong period. This is particularly true in mid-term election years, such as we have this year.

Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 10, 2014

Sincerely,

Gabriel J. Gibs — Chairman and CEO

Irene J. Zawitkowski — President

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2014
(unaudited)

Equities: 73.4%

SHARES	COMPANY	VALUE
	Aerospace/Defense: 1.1%	
10,000	Flir Systems, Inc.	313,400
	Appliances: 0.6%	
1,200	Whirlpool	174,780
	Auto/Auto Parts: 1.3%	
2,400	O'Reilly Automotive Inc.*	360,864
	Building/Construction: 2.0%	
10,000	MasTec	306,200
13,400	Pulte Group, Inc.	236,644
		542,844
	Business Services: 2.2%	
11,000	Herman Miller, Inc.	328,350
4,000	Omnicom Group	275,440
		603,790
	Chemicals: 5.7%	
2,983	E.I.Dupont de Nemours	214,060
2,700	International Flavors & Fragrances	258,876
5,200	Mosaic Co.	230,932
10,500	Olin	265,125
12,600	OM Group, Inc.*	326,970
3,500	Valspar	276,465
		1,572,428
	Computers, Hardware: 3.1%	
14,000	Hewlett-Packard Co.	496,580
10,000	Intel	348,200
		844,780
	Consumer Products: 1.0%	
3,800	Estee Lauder	283,936
	Drugs: 2.3%	
5,098	Merck & Co.	302,209
11,500	Pfizer Inc.	340,055
		642,264
	Electrical/Electronics: 3.1%	
11,500	Benchmark Electronics	255,415
16,900	Cadence Design Systems Inc.*	290,849
16,000	Corning Inc.	309,440
		855,704
	Foods/Beverage: 2.8%	
13,000	Flowers Foods	238,680
3,000	Hershey	286,290
13,000	Tyson Foods Inc., Class A	255,905
		780,875
	Forest Products: 2.9%	
7,000	Bemis	266,140
6,400	Sonoco Products	251,456
8,700	Weyerhaeuser	277,182
		794,778
	Indexes: 2.5%	
3,500	SPDR S&P 500 ETF Trust	689,570
	Insurance: 3.2%	
6,300	Loew's	262,458
11,000	Progressive Corp.	278,080
4,000	United Health Group Inc.	345,000
		885,538
	Leisure: 2.8%	
6,600	Brunswick	278,124
14,000	Electronic Arts Inc.*	498,540
		776,664

* *Non-income producing security*

SHARES	COMPANY	VALUE
	Machinery: 4.8%	
7,000	Ball Corporation	$ 442,890
4,400	Dresser-Rand Group	361,944
10,363	Harsco	221,872
2,046	Roper	299,309
		1,326,015
	Medical/Health : 5.5%	
5,500	Cardinal Health Inc.	412,060
4,700	Charles River Laboratories	280,778
2,700	Laboratory Corp.	274,725
6,400	Patterson	265,152
5,600	Steris	302,176
		1,534,891
	Metals/Mining: 0.9%	
11,300	Newmont Mining	260,465
	Misc./Diversified: 5.5%	
11,000	Apollo Education Group*	276,650
6,000	CA, Inc.	167,640
8,300	Geo Group	317,226
10,300	ITT Corp.	462,882
6,200	Waste Connections	300,824
		1,525,222
	Oil/Energy: 2.2%	
3,600	Kinder Morgan Energy	335,808
3,800	National Fuel Gas	265,962
		601,770
	Real Estate: 0.9%	
4,100	Ventas	253,995
	Restaurants: 1.1%	
1,800	Panera Bread	292,896
	Retail: 3.2%	
6,200	Dick's Sporting Goods	272,056
4,700	Family Dollar Stores	363,028
3,200	Ross Stores	241,856
		876,940
	Shoes: 3.1%	
6,200	Deckers Outdoor Corp*	602,516
10,700	Finish Line Class A	267,821
		870,337
	Transportation/Shipping: 8.8%	
9,200	CSX Corp.	294,952
6,200	Expeditor International	251,596
2,300	Fedex Corp.	371,335
2,700	Genesse Wyoming	257,337
12,000	Greenbrier Companies Inc.*	880,560
13,900	Knight Transportation	380,721
		2,436,501
	Utilities: 0.8%	
6,600	Piedmont Natural Gas Co.	221,298
TOTAL EQUITIES:		
(COST:	15,817,354)	20,322,546
CASH EQUIVALENTS/RECEIVABLES: 26.6%		
	Cash	100,924
	JP Morgan Chase Interest Bearing Deposit Acct.	6,363,414
	Dividends and interest receivable	23,572
	Receivable from broker	857,107
TOTAL CASH EQUIVALENTS/ RECEIVABLES		7,345,017
TOTAL ASSETS		27,667,563
Less liabilities		-
NET ASSETS: 100.0%		$ 27,667,563
VOLUMETRIC SHARES OUTSTANDING		1,313,667
NET ASSET VALUE PER SHARE		$21.06

See Notes to Financial Statements

Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York

Custodian

J.P. Morgan Chase
New York, New York

Independent Registered Public Accounting Firm

BBD, LLP
Philadelphia, PA

Board of Directors

Richard Brega Jr.
Gabriel J. Gibs, Chairman
Josef Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers

Gabriel J. Gibs
Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
President, Portfolio Co-Manager
Jeffrey M. Gibs
Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.